Schedule of Investments (unaudited)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$2,031	$1,882,412
2.80%, 03/01/27 (Call 12/01/26)	1,341	1,241,458
5.04%, 05/01/27 (Call 03/01/27)	3,465	3,534,404
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)(a)	766	736,731
3.50%, 04/01/27 (Call 02/01/27)(a)	2,217	2,238,682
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)(a)	1,439	1,420,624
Raytheon Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	2,471	2,428,795
3.50%, 03/15/27 (Call 12/15/26)	1,830	1,834,685
7.20%, 08/15/27	373	427,846
		15,745,637
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	5,419	5,059,124
4.70%, 04/02/27 (Call 02/02/27)	1,859	1,839,090
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)(a)	1,694	1,670,335
Philip Morris International Inc., 3.13%, 08/17/27
(Call 05/17/27)	1,613	1,547,012
		10,115,561
Airlines — 1.2%
American Airlines Pass Through Trust, Series 2015-2,
Class AA, 3.60%, 03/22/29	234	213,163
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27	95	86,826
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	585	563,027
5.13%, 06/15/27 (Call 04/15/27)	4,140	4,287,633
United Airlines Pass Through Trust, Series 2020-1, Class A,
5.88%, 04/15/29(a)	4,634	4,641,580
		9,792,229
Apparel — 0.6%
International Business Machines Corp., 4.15%, 07/27/27	1,060	1,084,062
NIKE Inc., 2.75%, 03/27/27 (Call 01/27/27)	2,113	2,080,862
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	914	897,822
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)(a)	988	951,098
		5,013,844
Auto Manufacturers — 2.1%
American Honda Finance Corp., 2.35%, 01/08/27	972	924,984
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	1,725	1,685,791
6.80%, 10/01/27 (Call 08/01/27)(a)	2,089	2,260,507
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	1,005	907,183
2.70%, 08/20/27 (Call 06/20/27)	1,571	1,415,738
4.35%, 01/17/27 (Call 10/17/26)	1,997	1,963,610
5.00%, 04/09/27 (Call 03/09/27)	2,285	2,292,998
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)	365	349,732
PACCAR Financial Corp., 2.00%, 02/04/27(a)	305	288,756
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,052	1,839,433
1.90%, 01/13/27(a)	475	445,707
3.05%, 03/22/27	1,470	1,448,273
3.20%, 01/11/27	1,423	1,409,823
		17,232,535
Auto Parts & Equipment — 0.5%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	2,537	2,353,068
	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	$1,423	$1,377,720
		3,730,788
Banks — 13.7%
Banco Santander SA, 4.25%, 04/11/27(a)	2,125	2,087,132
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)(a)	4,617	4,461,084
Series L, 4.18%, 11/25/27 (Call 11/25/26)	4,174	4,163,982
Bank of Montreal, 2.65%, 03/08/27(a)	2,925	2,782,874
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	1,685	1,584,102
3.25%, 05/16/27 (Call 02/16/27)(a)	2,171	2,146,012
Bank of Nova Scotia (The)
1.95%, 02/02/27	1,035	953,069
2.95%, 03/11/27	710	683,134
Canadian Imperial Bank of Commerce, 3.45%, 04/07/27(a)	1,505	1,477,173
Citigroup Inc., 4.45%, 09/29/27	7,519	7,544,414
Fifth Third Bancorp., 2.55%, 05/05/27 (Call 04/05/27)	2,084	1,957,668
Fifth Third Bank NA, 2.25%, 02/01/27 (Call 01/01/27)(a)	1,239	1,164,437
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	6,184	6,182,268
5.95%, 01/15/27	1,916	2,051,270
ING Groep NV, 3.95%, 03/29/27	3,008	2,940,109
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)	1,581	1,556,589
4.25%, 10/01/27(a)	3,538	3,601,083
8.00%, 04/29/27	1,740	2,031,259
KeyBank N.A./Cleveland OH, 4.39%, 12/14/27	65	65,746
KeyCorp., 2.25%, 04/06/27	1,753	1,623,103
Lloyds Banking Group PLC, 3.75%, 01/11/27	2,543	2,487,410
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	1,565	1,508,566
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	2,006	1,932,761
3.68%, 02/22/27(a)	2,026	1,992,328
Mizuho Financial Group Inc.
3.17%, 09/11/27	2,326	2,191,418
3.66%, 02/28/27(a)	1,245	1,207,202
Morgan Stanley
3.63%, 01/20/27(a)	5,851	5,845,207
3.95%, 04/23/27	3,830	3,782,699
National Australia Bank Ltd., 3.91%, 06/09/27	1,155	1,163,270
Northern Trust Corp., 4.00%, 05/10/27 (Call 04/10/27)	2,270	2,334,105
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	2,575	2,506,608
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27
(Call 04/19/27)(a)	1,464	1,433,490
Royal Bank of Canada
2.05%, 01/21/27(a)	240	223,474
3.63%, 05/04/27	1,930	1,908,345
4.24%, 08/03/27	175	177,074
Santander Holdings USA Inc., 4.40%, 07/13/27
(Call 04/14/27)	2,317	2,264,914
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	1,040	957,195
3.35%, 10/18/27(a)	1,644	1,587,233
3.36%, 07/12/27	3,623	3,501,086
3.45%, 01/11/27	2,292	2,228,855
Toronto-Dominion Bank (The)
1.95%, 01/12/27	1,345	1,249,276
2.80%, 03/10/27	2,430	2,326,652
4.11%, 06/08/27	1,440	1,455,970
Truist Financial Corp., 1.13%, 08/03/27 (Call 06/03/27)(a)	2,335	2,056,038

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	$2,730	$2,696,803
Wells Fargo & Co., 4.30%, 07/22/27	4,810	4,878,398
Westpac Banking Corp.
3.35%, 03/08/27	2,757	2,729,926
4.04%, 08/26/27	1,360	1,382,073
		111,064,884
Beverages — 1.7%
Coca-Cola Co. (The)
1.45%, 06/01/27	2,632	2,456,761
2.90%, 05/25/27	986	980,636
3.38%, 03/25/27(a)	2,403	2,443,803
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	1,340	1,308,765
4.35%, 05/09/27 (Call 04/09/27)(a)	450	455,819
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	1,040	1,022,403
PepsiCo Inc.
2.63%, 03/19/27 (Call 01/19/27)	1,697	1,661,261
3.00%, 10/15/27 (Call 07/15/27)	3,139	3,139,439
		13,468,887
Biotechnology — 1.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	2,826	2,681,026
3.20%, 11/02/27 (Call 08/02/27)	2,681	2,645,718
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	725	699,705
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,507	1,340,461
2.95%, 03/01/27 (Call 12/01/26)(a)	2,913	2,836,971
Royalty Pharma PLC, 1.75%, 09/02/27 (Call 07/02/27)(a)	2,088	1,851,492
		12,055,373
Building Materials — 0.5%
Carrier Global Corp., 2.49%, 02/15/27 (Call 12/15/26)	460	432,142
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	650	577,044
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	810	788,211
3.50%, 12/15/27 (Call 09/15/27)(a)	1,205	1,167,549
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	663	636,911
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	691	691,953
		4,293,810
Chemicals — 1.8%
Air Products and Chemicals Inc., 1.85%, 05/15/27
(Call 03/15/27)(a)	1,526	1,431,022
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	1,145	1,155,420
Celanese U.S. Holdings LLC, 6.17%, 07/15/27
(Call 06/15/27)	3,700	3,758,312
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	790	741,060
3.25%, 12/01/27 (Call 09/01/27)	1,326	1,326,530
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	735	714,119
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	671	671,892
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	1,521	1,483,051
Sherwin-Williams Co. (The), 3.45%, 06/01/27
(Call 03/01/27)(a)	3,361	3,315,895
		14,597,301
Commercial Services — 0.9%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	1,893	1,910,889
Global Payments Inc., 2.15%, 01/15/27 (Call 12/15/26)	1,816	1,647,330
Leland Stanford Junior University (The), 1.29%, 06/01/27
(Call 04/01/27)	151	137,898
PayPal Holdings Inc., 3.90%, 06/01/27 (Call 05/01/27)(a)	90	91,929
	Par
Security	(000)	Value

Commercial Services (continued)
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(b)	$1,225	$1,170,598
2.95%, 01/22/27 (Call 10/22/26)	1,508	1,479,981
United Rentals North America Inc., 3.88%, 11/15/27
(Call 11/15/22)	1,005	965,332
		7,403,957
Computers — 3.1%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	3,474	3,443,672
3.00%, 06/20/27 (Call 03/20/27)	1,334	1,339,576
3.00%, 11/13/27 (Call 08/13/27)	2,677	2,667,791
3.20%, 05/11/27 (Call 02/11/27)	3,588	3,613,224
3.35%, 02/09/27 (Call 11/09/26)	4,047	4,102,282
Dell International LLC/EMC Corp., 6.10%, 07/15/27
(Call 05/15/27)(a)	1,365	1,464,795
HP Inc., 3.00%, 06/17/27 (Call 04/17/27)(a)	2,103	1,997,871
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	2,254	2,075,551
2.20%, 02/09/27 (Call 01/09/27)	1,190	1,122,468
3.30%, 01/27/27(a)	1,102	1,094,352
6.22%, 08/01/27	785	873,642
NetApp Inc., 2.38%, 06/22/27 (Call 04/22/27)	1,678	1,572,202
		25,367,426
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27
(Call 12/15/26)	1,206	1,203,251
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/27
(Call 02/24/27)(b)	1,620	1,591,391
Procter & Gamble Co. (The)
1.90%, 02/01/27(a)	1,120	1,075,155
2.80%, 03/25/27(a)	1,224	1,213,437
2.85%, 08/11/27	1,998	1,987,750
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	2,035	2,002,155
		9,073,139
Diversified Financial Services — 6.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	1,992	1,838,257
4.63%, 10/15/27 (Call 08/15/27)(a)	1,160	1,116,720
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	1,750	1,561,648
3.63%, 04/01/27 (Call 01/01/27)	823	773,999
3.63%, 12/01/27 (Call 09/01/27)	1,165	1,072,767
Ally Financial Inc., 4.75%, 06/09/27 (Call 05/09/27)	1,645	1,626,412
American Express Co.
2.55%, 03/04/27 (Call 02/01/27)	2,480	2,367,259
3.30%, 05/03/27 (Call 04/03/27)(a)	3,083	3,043,784
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	310	306,258
Andrew W Mellon Foundation (The), Series 2020, 0.95%,
08/01/27 (Call 06/01/27)(a)	86	77,106
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	2,217	2,161,531
3.75%, 03/09/27 (Call 02/09/27)	3,129	3,077,872
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,538	1,537,923
Charles Schwab Corp. (The)
2.45%, 03/03/27 (Call 02/03/27)	3,690	3,533,323
3.20%, 03/02/27 (Call 12/02/26)	1,208	1,197,406
3.30%, 04/01/27 (Call 01/01/27)	1,266	1,257,961
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	2,314	2,266,887
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	539	529,718

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	$1,741	$1,684,661
4.00%, 09/15/27 (Call 08/15/27)	2,360	2,375,930
Jefferies Group LLC, 6.45%, 06/08/27	676	733,271
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	1,602	1,635,049
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	666	640,739
Mastercard Inc., 3.30%, 03/26/27 (Call 01/26/27)	2,774	2,794,222
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27
(Call 05/24/27)	943	934,749
Nomura Holdings Inc.
2.33%, 01/22/27	2,296	2,077,582
5.39%, 07/06/27	960	982,080
ORIX Corp., 3.70%, 07/18/27	747	736,139
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	800	781,240
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	2,266	2,132,963
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,207	1,075,823
1.90%, 04/15/27 (Call 02/15/27)(a)	3,293	3,122,949
2.75%, 09/15/27 (Call 06/15/27)	2,039	2,001,890
		53,056,118
Electric — 5.7%
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	1,175	1,076,182
American Electric Power Co. Inc., 3.20%, 11/13/27
(Call 08/13/27)	1,491	1,439,575
Appalachian Power Co., Series X, 3.30%, 06/01/27
(Call 03/01/27)	987	962,582
Arizona Public Service Co., 2.95%, 09/15/27
(Call 06/15/27)(a)	259	245,905
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	997	961,995
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%,
02/01/27 (Call 11/01/26)(a)	684	670,895
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	1,448	1,414,435
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27
(Call 05/15/27)	641	622,853
Connecticut Light & Power Co. (The), Series A, 3.20%,
03/15/27 (Call 12/15/26)(a)	907	899,717
Consolidated Edison Co. of New York Inc., Series B, 3.13%,
11/15/27 (Call 08/15/27)(a)	712	693,630
Dominion Energy Inc., Series B, 3.60%, 03/15/27
(Call 01/15/27)(a)	592	585,494
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)(a)	1,464	1,418,030
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	1,355	1,346,098
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	1,545	1,602,397
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	1,547	1,504,535
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)	565	552,864
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	1,100	1,058,101
4.60%, 07/01/27 (Call 06/01/27)	450	464,126
Exelon Corp., 2.75%, 03/15/27 (Call 02/15/27)(b)	745	714,194
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)(a)	986	956,341
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)(a)	797	786,974
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	1,210	1,172,442
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	804	791,819
National Rural Utilities Cooperative Finance Corp., 3.05%,
04/25/27 (Call 01/25/27)(a)	945	928,576
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,010	934,987
3.55%, 05/01/27 (Call 02/01/27)	3,493	3,463,554
4.63%, 07/15/27 (Call 06/15/27)	555	575,146
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	1,185	1,170,306
	Par
Security	(000)	Value

Electric (continued)
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	$1,753	$1,502,163
3.30%, 03/15/27 (Call 12/15/26)	1,095	996,505
3.30%, 12/01/27 (Call 09/01/27)	2,267	2,023,320
5.45%, 06/15/27 (Call 05/15/27)	930	921,556
Public Service Electric & Gas Co., 3.00%, 05/15/27
(Call 02/15/27)	1,103	1,085,440
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)(a)	2,093	2,030,168
Southern California Edison Co., Series D, 4.70%, 06/01/27
(Call 05/01/27)(a)	595	610,732
Southern Co. (The), 5.11%, 08/01/27	1,795	1,838,744
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	834	813,634
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,569	1,571,024
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,160	1,175,996
WEC Energy Group Inc., 1.38%, 10/15/27 (Call 08/15/27)	1,486	1,320,876
Wisconsin Power and Light Co., 3.05%, 10/15/27
(Call 07/15/27)(a)	702	682,597
Xcel Energy Inc., 1.75%, 03/15/27 (Call 02/15/27)	1,016	929,823
		46,516,331
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27 (Call 08/15/27)(a)	693	643,173

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)	865	819,181
Honeywell International Inc., 1.10%, 03/01/27
(Call 02/01/27)(a)	1,883	1,723,887
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	720	691,243
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	965	955,833
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	1,728	1,767,433
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	932	909,091
		6,866,668
Entertainment — 0.8%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(b)	6,815	6,551,055

Environmental Control — 0.3%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)(a)	1,555	1,524,491
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	1,261	1,242,577
		2,767,068
Food — 2.0%
Conagra Brands Inc., 1.38%, 11/01/27 (Call 09/01/27)	2,314	2,001,471
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	1,613	1,594,305
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	995	972,414
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)(a)	1,354	1,323,928
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)	2,860	2,842,611
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)(a)	1,122	1,118,971
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	1,670	1,631,640
Mondelez International Inc., 2.63%, 03/17/27 (Call 02/17/27)	1,145	1,096,818
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)(a)	1,619	1,577,618
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	2,410	2,373,850
		16,533,626
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27
(Call 08/02/27)	921	858,390
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	1,233	1,241,311
		2,099,701
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	759	743,828
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	365	343,136
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	2,288	2,248,372

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
Southern California Gas Co., 2.95%, 04/15/27 (Call 03/15/27)	$725	$709,942
		4,045,278
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	116	115,937

Health Care - Products — 0.4%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	3,546	3,271,398

Health Care - Services — 2.3%
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)(a)	2,944	2,954,304
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)(b)	1,555	1,466,443
4.50%, 02/15/27 (Call 08/15/26)	1,763	1,755,137
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,239	1,111,990
3.95%, 03/15/27 (Call 12/15/26)(a)	1,524	1,527,566
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)(a)	1,246	1,236,182
Laboratory Corp. of America Holdings, 3.60%, 09/01/27
(Call 06/01/27)(a)	1,367	1,354,984
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)(a)	775	783,393
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(a)	1,205	1,230,522
2.95%, 10/15/27(a)	1,960	1,934,324
3.38%, 04/15/27	1,068	1,074,750
3.45%, 01/15/27	1,987	2,006,870
		18,436,465
Holding Companies - Diversified — 1.2%
Ares Capital Corp., 2.88%, 06/15/27 (Call 05/15/27)	1,350	1,185,934
Blackstone Private Credit Fund, 3.25%, 03/15/27
(Call 02/15/27)(a)(b)	2,240	1,936,346
Blackstone Secured Lending Fund, 2.13%, 02/15/27
(Call 01/15/27)	1,435	1,208,987
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	950	811,708
3.25%, 07/15/27 (Call 06/15/27)	745	653,492
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	765	633,030
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)(a)	760	665,828
Owl Rock Capital Corp., 2.63%, 01/15/27 (Call 12/15/26)	1,245	1,064,214
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	675	579,157
OWL Rock Core Income Corp., 4.70%, 02/08/27
(Call 01/08/27)(b)	435	401,405
Owl Rock Technology Finance Corp., 2.50%, 01/15/27
(Call 12/15/26)	905	775,377
		9,915,478
Home Builders — 0.8%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	1,219	1,046,890
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	1,931	1,950,445
5.00%, 06/15/27 (Call 12/15/26)(a)	946	958,317
PulteGroup Inc., 5.00%, 01/15/27 (Call 10/15/26)	991	1,008,293
Toll Brothers Finance Corp., 4.88%, 03/15/27
(Call 12/15/26)(a)	1,301	1,285,778
		6,249,723
Home Furnishings — 0.2%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	1,593	1,527,655

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	1,405	1,379,513
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	1,304	1,274,347
	Par
Security	(000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	$1,120	$1,008,258
		3,662,118
Insurance — 2.1%
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	1,378	1,377,766
Aon Corp., 8.21%, 01/01/27	680	732,863
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27
(Call 04/28/27)	1,195	1,144,894
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	858	843,294
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27
(Call 02/15/27)	415	403,376
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	1,455	1,405,806
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	1,605	1,549,997
Corebridge Financial Inc., 3.65%, 04/05/27 (Call 03/05/27)(b)	2,385	2,296,349
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	225	227,662
Manulife Financial Corp., 2.48%, 05/19/27 (Call 03/19/27)(a)	1,473	1,382,528
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,074	1,046,645
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	846	834,046
Progressive Corp. (The)
2.45%, 01/15/27(a)	864	833,026
2.50%, 03/15/27 (Call 02/15/27)	800	771,304
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	611	591,258
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)	1,455	1,464,647
		16,905,461
Internet — 3.0%
Alibaba Group Holding Ltd., 3.40%, 12/06/27
(Call 09/06/27)(a)	4,171	4,035,526
Alphabet Inc., 0.80%, 08/15/27 (Call 06/15/27)(a)	2,342	2,116,723
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	3,999	3,664,444
3.15%, 08/22/27 (Call 05/22/27)	6,700	6,700,268
3.30%, 04/13/27 (Call 03/13/27)	1,635	1,644,728
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	95	85,094
3.63%, 07/06/27	1,255	1,219,935
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)(a)	2,374	2,346,011
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	1,697	1,676,161
VeriSign Inc., 4.75%, 07/15/27 (Call 08/29/22)(a)	585	581,940
		24,070,830
Iron & Steel — 0.2%
Nucor Corp., 4.30%, 05/23/27 (Call 04/23/27)	505	516,201
Steel Dynamics Inc., 1.65%, 10/15/27 (Call 08/15/27)	956	837,437
		1,353,638
Machinery — 1.0%
Caterpillar Financial Services Corp.
1.10%, 09/14/27(a)	1,597	1,443,033
1.70%, 01/08/27(a)	305	286,111
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,229	1,178,341
John Deere Capital Corp.
1.70%, 01/11/27	1,176	1,105,075
1.75%, 03/09/27	942	882,871
2.35%, 03/08/27	915	882,472
2.80%, 09/08/27	1,014	992,067
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(a)	1,031	954,696
		7,724,666
Manufacturing — 0.9%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	1,549	1,517,323
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	1,775	1,718,573

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	$1,556	$1,519,154
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	1,371	1,344,677
4.25%, 09/15/27 (Call 08/15/27)	295	301,776
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	1,226	1,201,725
		7,603,228
Media — 1.7%
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	2,786	2,667,261
3.30%, 02/01/27 (Call 11/01/26)	2,748	2,731,869
3.30%, 04/01/27 (Call 02/01/27)	1,639	1,629,543
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	1,690	1,624,918
Paramount Global, 2.90%, 01/15/27 (Call 10/15/26)(a)	1,570	1,486,617
TWDC Enterprises 18 Corp., 2.95%, 06/15/27	1,896	1,859,066
Walt Disney Co. (The), 3.70%, 03/23/27(a)	1,591	1,610,204
		13,609,478
Mining — 0.4%
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 09/01/22)	1,685	1,676,053
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	1,196	1,180,607
		2,856,660
Oil & Gas — 3.3%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	2,108	2,066,367
3.54%, 04/06/27 (Call 02/06/27)	901	902,928
3.59%, 04/14/27 (Call 01/14/27)	1,645	1,653,735
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	2,562	2,528,694
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	2,688	2,630,073
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	2,048	2,046,853
Chevron Corp., 2.00%, 05/11/27 (Call 03/11/27)	2,218	2,108,941
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	1,680	1,514,554
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(b)	1,744	1,702,074
Devon Energy Corp., 5.25%, 10/15/27 (Call 10/15/22)	658	660,928
Eni USA Inc., 7.30%, 11/15/27(a)	502	570,006
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	1,176	1,144,413
Exxon Mobil Corp., 3.29%, 03/19/27 (Call 01/19/27)(a)	1,970	1,986,686
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	1,937	1,930,802
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	2,129	2,121,293
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)	1,385	1,257,012
		26,825,359
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
3.34%, 12/15/27 (Call 09/15/27)(a)	2,761	2,676,320

Packaging & Containers — 0.5%
Berry Global Inc., 1.65%, 01/15/27 (Call 12/15/26)	1,556	1,376,406
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	1,241	1,206,091
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	936	861,279
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)	969	936,771
		4,380,547
Pharmaceuticals — 4.9%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	2,034	2,007,761
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)(a)	1,874	1,857,715
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	3,294	3,262,938
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	1,949	1,769,965
3.25%, 02/27/27(a)	105	105,694
3.45%, 11/15/27 (Call 08/15/27)	355	358,738
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	2,642	2,615,421
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	$1,400	$1,350,412
3.40%, 03/01/27 (Call 12/01/26)	3,230	3,188,721
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	4,277	3,821,457
3.63%, 04/01/27 (Call 02/01/27)	1,533	1,531,022
6.25%, 06/01/27	667	732,920
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	868	866,229
5.50%, 03/15/27	155	170,244
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)	3,251	2,971,479
2.95%, 03/03/27 (Call 12/03/26)	1,970	1,973,566
Merck & Co. Inc., 1.70%, 06/10/27 (Call 05/10/27)	3,366	3,154,683
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	2,115	2,019,952
3.10%, 05/17/27 (Call 02/17/27)	2,129	2,136,707
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)	1,711	1,493,155
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	2,041	1,975,606
		39,364,385
Pipelines — 3.6%
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	984	968,866
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27
(Call 01/01/27)	3,047	3,101,998
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	1,654	1,623,930
Energy Transfer LP
4.00%, 10/01/27 (Call 07/01/27)	1,613	1,563,820
4.20%, 04/15/27 (Call 01/15/27)	1,041	1,022,512
4.40%, 03/15/27 (Call 12/15/26)	1,407	1,394,112
5.50%, 06/01/27 (Call 03/01/27)	2,006	2,073,522
Enterprise Products Operating LLC, 3.95%, 02/15/27
(Call 11/15/26)(a)	1,298	1,304,062
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	2,722	2,698,618
4.25%, 12/01/27 (Call 09/01/27)	1,685	1,669,447
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	1,020	1,010,667
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	1,633	1,602,626
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27
(Call 09/15/26)	3,390	3,454,241
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	660	671,596
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 6.50%, 07/15/27 (Call 08/29/22)	675	694,697
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	999	996,582
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	848	925,940
Williams Companies Inc. (The), 3.75%, 06/15/27
(Call 03/15/27)	2,669	2,621,385
		29,398,621
Real Estate Investment Trusts — 5.5%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27
(Call 10/15/26)	989	991,324
American Campus Communities Operating Partnership LP,
3.63%, 11/15/27 (Call 08/15/27)	868	866,620
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)	1,508	1,413,780
3.13%, 01/15/27 (Call 10/15/26)	923	879,896
3.55%, 07/15/27 (Call 04/15/27)(a)	1,625	1,570,481
3.65%, 03/15/27 (Call 02/15/27)	1,170	1,141,405
AvalonBay Communities Inc., 3.35%, 05/15/27
(Call 02/15/27)	876	853,977
Brandywine Operating Partnership LP, 3.95%, 11/15/27
(Call 08/15/27)	978	930,342

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 3.90%, 03/15/27
(Call 12/15/26)(a)	$671	$650,991
Crown Castle International Corp.
2.90%, 03/15/27 (Call 02/15/27)	1,010	958,177
3.65%, 09/01/27 (Call 06/01/27)	2,300	2,239,832
4.00%, 03/01/27 (Call 12/01/26)	1,212	1,204,001
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)(a)	2,144	2,093,680
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	816	784,209
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	600	558,822
Equinix Inc., 1.80%, 07/15/27 (Call 05/15/27)	1,583	1,414,585
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	822	792,992
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)(a)	545	536,422
Federal Realty OP LP, 3.25%, 07/15/27 (Call 04/15/27)	821	788,300
Healthcare Realty Holdings LP, 3.75%, 07/01/27
(Call 04/01/27)	1,221	1,184,675
Healthpeak Properties Inc., 1.35%, 02/01/27
(Call 01/01/27)(a)	771	690,037
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	480	470,026
Hudson Pacific Properties LP, 3.95%, 11/01/27
(Call 08/01/27)(a)	611	591,289
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)	515	505,570
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	931	902,698
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	1,349	1,322,438
National Retail Properties Inc., 3.50%, 10/15/27
(Call 07/15/27)	670	640,446
Office Properties Income Trust, 2.40%, 02/01/27
(Call 01/01/27)	903	722,409
Omega Healthcare Investors Inc., 4.50%, 04/01/27
(Call 01/01/27)	1,206	1,171,810
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	618	614,681
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)(a)	1,073	1,013,084
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	1,211	1,180,107
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	1,152	1,108,270
3.95%, 08/15/27 (Call 05/15/27)	1,386	1,384,545
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	1,216	1,193,163
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	1,101	988,214
3.38%, 06/15/27 (Call 03/15/27)	1,338	1,305,487
3.38%, 12/01/27 (Call 09/01/27)(a)	1,592	1,533,064
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	948	943,364
Spirit Realty LP, 3.20%, 01/15/27 (Call 11/15/26)	925	870,397
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)(a)	420	401,402
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)(a)	792	765,500
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	811	795,737
Welltower Inc., 2.70%, 02/15/27 (Call 12/15/26)(a)	1,231	1,166,323
Weyerhaeuser Co., 6.95%, 10/01/27(a)	561	633,504
		44,768,076
Retail — 3.7%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	1,298	1,138,813
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	826	779,298
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	1,504	1,502,421
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	2,623	2,426,878
3.00%, 05/18/27 (Call 02/18/27)	2,335	2,332,502
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	1,224	1,211,711
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)(a)	1,631	1,645,761
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)(a)	1,435	1,397,877
2.80%, 09/14/27 (Call 06/14/27)(a)	2,297	2,247,706
2.88%, 04/15/27 (Call 03/15/27)	1,625	1,612,374
	Par
Security	(000)	Value

Retail (continued)
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	$3,126	$3,060,760
3.35%, 04/01/27 (Call 03/01/27)	1,035	1,027,331
McDonald’s Corp.
3.50%, 03/01/27 (Call 12/01/26)	2,298	2,307,904
3.50%, 07/01/27 (Call 05/01/27)	2,189	2,191,846
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	2,112	2,097,744
Starbucks Corp., 2.00%, 03/12/27 (Call 01/12/27)(a)	1,848	1,723,740
Target Corp., 1.95%, 01/15/27 (Call 12/15/26)	820	781,731
Walmart Inc., 5.88%, 04/05/27(a)	675	756,263
		30,242,660
Semiconductors — 3.1%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)(a)	3,138	3,156,734
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%,
01/15/27 (Call 10/15/26)	5,368	5,311,958
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)(a)	2,483	2,475,477
3.75%, 03/25/27 (Call 01/25/27)	2,202	2,248,792
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	1,446	1,414,347
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	2,297	2,294,404
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27 (Call 03/01/27)	1,106	1,051,894
4.40%, 06/01/27 (Call 05/01/27)(a)	315	315,992
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	4,652	4,671,306
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	1,634	1,605,291
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)	475	477,266
		25,023,461
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	1,431	1,366,448

Software — 4.1%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	800	792,632
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	2,479	2,386,186
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	1,807	1,783,256
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,598	1,603,897
Fiserv Inc., 2.25%, 06/01/27 (Call 04/01/27)	2,651	2,440,882
Intuit Inc., 1.35%, 07/15/27 (Call 05/15/27)(a)	1,883	1,705,734
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	6,743	6,845,224
Oracle Corp.
2.80%, 04/01/27 (Call 02/01/27)	3,548	3,343,351
3.25%, 11/15/27 (Call 08/15/27)	4,583	4,375,894
Roper Technologies Inc., 1.40%, 09/15/27 (Call 07/15/27)	1,415	1,248,752
Take-Two Interactive Software Inc., 3.70%, 04/14/27
(Call 03/14/27)	1,440	1,426,738
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	2,411	2,371,459
4.65%, 05/15/27 (Call 03/15/27)(a)	1,580	1,603,337
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	1,025	1,005,187
		32,932,529
Telecommunications — 4.2%
AT&T Inc.
2.30%, 06/01/27 (Call 04/01/27)	3,459	3,241,775
3.80%, 02/15/27 (Call 11/15/26)	2,187	2,191,461
4.25%, 03/01/27 (Call 12/01/26)(a)	3,576	3,650,631
Rogers Communications Inc., 3.20%, 03/15/27
(Call 02/15/27)(a)(b)	2,550	2,491,784
Telefonica Emisiones SA, 4.10%, 03/08/27	2,841	2,832,392

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	$1,465	$1,412,743
3.70%, 09/15/27 (Call 06/15/27)(a)	1,293	1,292,793
T-Mobile USA Inc.
3.75%, 04/15/27 (Call 02/15/27)	8,025	7,908,477
5.38%, 04/15/27 (Call 08/09/22)	1,015	1,029,484
Verizon Communications Inc.
3.00%, 03/22/27 (Call 01/22/27)(a)	1,630	1,590,081
4.13%, 03/16/27(a)	6,357	6,503,974
		34,145,595
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	1,419	1,373,110

Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27
(Call 03/15/27)	1,205	1,209,205
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	1,766	1,750,936
Norfolk Southern Corp.
3.15%, 06/01/27 (Call 03/01/27)	1,041	1,012,279
7.80%, 05/15/27	138	161,866
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	970	916,446
4.30%, 06/15/27 (Call 05/15/27)	695	698,621
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,047	994,671
3.00%, 04/15/27 (Call 01/15/27)	1,067	1,053,097
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)(a)	2,291	2,293,726
		10,090,847
Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	661	646,451

Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	760	662,948
	Par/
	Shares
Security	(000)	Value

Water — 0.1%
American Water Capital Corp., 2.95%, 09/01/27
(Call 06/01/27)	$953	$914,794

Total Long-Term Investments — 98.8%
(Cost: $835,252,628)		800,149,275

Short-Term Securities

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.93%(c)(d)(e)	64,137	64,130,811
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.81%(c)(d)	3,377	3,377,000

Total Short-Term Securities — 8.4%
(Cost: $67,503,479)		67,507,811

Total Investments in Securities — 107.2%
(Cost: $902,756,107)		867,657,086

Liabilities in Excess of Other Assets — (7.2)%		(58,073,927)

Net Assets — 100.0%		$809,583,159

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,469,640	$7,696,120	(a)	$—	$(31,477)	$(3,472)	$64,130,811	64,137	$107,336	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,717,000	660,000	(a)	—	—	—	3,377,000	3,377	8,783		—
					$(31,477)	$(3,472)	$67,507,811		$116,119		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2027 Term Corporate ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$800,149,275	$—	$800,149,275
Money Market Funds	67,507,811	—	—	67,507,811
	$67,507,811	$800,149,275	$—	$867,657,086